Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS/LAUREL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000819940
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2012
Dreyfus Bond Market Index Fund (Prospectus Summary) | Dreyfus Bond Market Index Fund | BASIC Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBIRX
Dreyfus Bond Market Index Fund (Prospectus Summary) | Dreyfus Bond Market Index Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBMIX
Dreyus Disciplined Stock Fund (Prospectus Summary) | Dreyus Disciplined Stock Fund | Dreyus Disciplined Stock Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DDSTX
Dreyfus Money Market Reserves (Prospectus Summary) | Dreyfus Money Market Reserves | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPOXX
Dreyfus Money Market Reserves (Prospectus Summary) | Dreyfus Money Market Reserves | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPIXX
Dreyfus U.S. Treasury Reserves (Prospectus Summary) | Dreyfus U.S. Treasury Reserves | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DUTXX
Dreyfus U.S. Treasury Reserves (Prospectus Summary) | Dreyfus U.S. Treasury Reserves | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DUIXX
Dreyfus AMT-Free Municipal Reserves (First Prospectus Summary) | Dreyfus AMT-Free Municipal Reserves | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTMXX
Dreyfus AMT-Free Municipal Reserves (First Prospectus Summary) | Dreyfus AMT-Free Municipal Reserves | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLTXX
Dreyfus AMT-Free Municipal Reserves (Second Prospectus Summary) | Dreyfus AMT-Free Municipal Reserves | Class B Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMBXX
Dreyfus AMT-Free Municipal Reserves (Third Prospectus Summary) | Dreyfus AMT-Free Municipal Reserves | BASIC Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLRXX
Dreyfus Tax Managed Growth Fund (Prospectus Summary) | Dreyfus Tax Managed Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTMGX
Dreyfus Tax Managed Growth Fund (Prospectus Summary) | Dreyfus Tax Managed Growth Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPTMX
Dreyfus Tax Managed Growth Fund (Prospectus Summary) | Dreyfus Tax Managed Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPTAX
Dreyfus Tax Managed Growth Fund (Prospectus Summary) | Dreyfus Tax Managed Growth Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPTRX
Dreyfus BASIC S&P 500 Stock Index Fund (Prospectus Summary) | Dreyfus BASIC S&P 500 Stock Index Fund | Dreyfus BASIC S&P 500 Stock Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSPIX
Dreyfus Small Cap Fund (Prospectus Summary) | Dreyfus Small Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSVAX
Dreyfus Small Cap Fund (Prospectus Summary) | Dreyfus Small Cap Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSVBX
Dreyfus Small Cap Fund (Prospectus Summary) | Dreyfus Small Cap Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSVCX
Dreyfus Small Cap Fund (Prospectus Summary) | Dreyfus Small Cap Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSVRX
Dreyfus Opportunistic Fixed Income Fund (Prospectus Summary) | Dreyfus Opportunistic Fixed Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSTAX
Dreyfus Opportunistic Fixed Income Fund (Prospectus Summary) | Dreyfus Opportunistic Fixed Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSTCX
Dreyfus Opportunistic Fixed Income Fund (Prospectus Summary) | Dreyfus Opportunistic Fixed Income Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSTRX